Related parties	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related parties	Related parties
Identity of related parties
The Group has a related party relationship with its shareholders, subsidiaries (see Note 25) and equity-accounted investees (see Note 27) and with its directors and executive officers (see Note 24).
Shareholders
The shareholders in CMB.TECH changed during the year 2023. On October 9, 2023, the Company announced that its two reference shareholders, CMB NV ("CMB") and Frontline plc / Famatown Finance Limited ("Frontline"), have reached an agreement on a transaction involving the Company that puts an end to the deadlock arising from their differences over strategy, while offering other shareholders the opportunity to realise cash value for their investment (see Note 1, 3, 8, 17 and 24). At December 31, 2024, CMB.TECH has one major shareholder CMB, owning 81.24% of the equity representing 92.02% of the voting rights, with Saverco as its ultimate parent. Both parties are considered as related.

The Audit and Risk Committee has reviewed the transactions with related parties:

a.CMB.TECH has entered into a number of agreements with entities in the CMB Group:
i.An office rental agreement with MCA Facilities, a wholly owned subsidiary of CMB. The contract has a term of 3 years and is tacitly renewed every year. Amounts are indexed annually. The Group paid an annual rent of $1,264 thousand (2023: $335 thousand and in 2022: $420 thousand). As of December 31, 2024, the outstanding balance was $197 thousand (2023: $157 thousand).
ii.An auxiliary services agreement with CMB. The CMB Group will provide various services to the Company such as general management services, strategic advisory services, accounting services, legal services and general corporate administration. The agreement is for an indefinite period. Total overheads, adjusted for costs that cannot be allocated to other entities within the Group, are charged monthly on the basis of the number of hours spent per legal entity within the Group. The fee is subject to true-up of 5% and the methodology is reviewed annually between the parties.
iii.The auxiliary services agreement also includes various shipping services such as chartering, operational and technical services. For these services, the recharge is based on the industry standard, i.e. 1.25% of shipping revenue. For all these services (see items ii and iii) an amount of $9.8 million was charged in 2024. As of December 31, 2024, the outstanding balance was $4.0 million.
iv.Sale of five Suezmax vessels, Sapphira (2008 - 150,205 dwt), Statia (2006 - 150,205 dwt), Selena (2007 - 150,205 dwt), Cap Victor (2007 - 158,853 dwt) and Cap Felix (2008 - 158,765 dwt) to a wholly owned subsidiary of CMB NV at the market rate at the date of the transaction as part of the fleet rejuvenation.
b.For Famatown / Hemen / Frontline: CMB.TECH has entered into a time charter agreement for two Suezmaxes in the fourth quarter of 2020 (see Note 21). The charter party is Trafigura whereas vessels have been bought in the meanwhile by the Fredriksen Group. Contract matured in the fourth quarter of 2023.

Transactions with key management personnel
The total amount of the remuneration paid in local currency to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2024	2023	2022
Total remuneration	948	1,441	977
The Nomination and Remuneration Committee annually reviews the remuneration of the members of the Management Board. The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2024	2023	2022
Total fixed remuneration	1,000	2,456	2,724
of which
Cost of pension	—	24	28
Other benefits	—	—	810

Total variable remuneration	333	8,500	7,320
of which
Share-based payments	—	3,218	5,757
Termination benefits	—	3,642	—
All amounts mentioned refer to the Management Board in its official composition throughout 2024.
The remuneration of the CEO can be summarized as follows:

(in thousands of EUR)	2024	2023	2022
Total fixed remuneration	250	471	624
of which
Cost of pension	—	—	—
Other benefits	—	—	—

Total variable remuneration	83	4,163	3,628
of which
Share-based payments	—	1,811	2,966
Termination benefits	—	1,690	—

On February 12, 2015, the Board of Directors (as of February 2020 Supervisory Board) granted 236,590 options and 65,433 restricted stock units within the framework of a long term incentive plan. Vested stock options may be exercised until 13 years after the grant date. As of December 31, 2023, all stock options and all RSUs were exercised (see Note 24). On February 9, 2017, the Board of Directors (as of February 2020 Supervisory Board) granted 66,449 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. One-third was vested on the second anniversary, one-third was vested on the third anniversary and one-third was vested on the fourth anniversary (see Note 24). On February 16, 2018, the Board of Directors (as of February 2020 Supervisory Board) granted 154,432 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. One-third was vested on the second anniversary, one-third was vested on the third anniversary and one-third was vested on the fourth anniversary (see Note 24). On January 8, 2019, the Board of Directors (as of February 2020 Supervisory Board) granted 1,200,000 phantom stock units within the framework of a transaction based incentive plan (TBIP). After the resignation of the former CEO, 400,000 phantom stock units were waived. The first tranche of 12% was vested in the first quarter of 2020. The second tranche of 19% was vested in the second quarter of 2022, the third and fourth tranche of 25% and 44% were vested in the third quarter of 2022. The contractual term of the TBIP offer is 5 years. A first tranche of 12% of the total number of phantom stock units vests on the date on which the Fair Market Value (FMV) reaches $12 (decreased with the amount of dividend paid since grant, if any). A second tranche (16%) vests on the date the FMV reaches $14 (decreased with the amount of dividend paid since grant, if any), a third tranche (25%) vests on the date the FMV reaches $16 (decreased with the amount of dividend paid since grant, if any) and the final tranche (44%) vests on the date the FMV reaches $18 (decreased with the amount of dividend paid since grant, if any) (see Note 24). The TBIP defines FMV as the volume weighted average price of the shares on the New York Stock Exchange over the thirty (30) Business Days preceding such date.

On April 1, 2019, the Board of Directors (as of February 2020 Supervisory Board) granted 152,346 restricted stock units within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2019) and will be settled in shares. During 2022, 105,626 RSUs were vested which have been transferred to the beneficiaries out of treasury shares. On April 1, 2020, the Supervisory Board granted 144,392 restricted stock units within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2020) and will be settled in shares. As of December 31, 2023, 88,127 RSUs were vested which have been transferred to the beneficiaries out of treasury shares. On April 1, 2021, the Supervisory Board granted 193,387 RSUs within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2021) and will be settled in shares. As of December 31, 2023, 131,529 RSUs were vested consisting of 64,414 RSUs which were vested at the first anniversary date, 14,530 at the second anniversary date and 52,585 RSUs were vested on November 22, 2023 due to the change of control whereby CMB acquired the voting rights of Frontline and owns 49.05% of the voting rights. In total 131,529 RSUs have been transferred to the beneficiaries out of treasury shares. On April 1, 2022, the Supervisory Board granted 163,022 RSUs within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2022) and will be settled in shares. As of December 31, 2023, 110,730 RSUs were vested consisting of 12,203 RSUs which were vested at the first anniversary date and 98,527 RSUs were vested on November 22, 2023 due to the change of control whereby CMB acquired the voting rights of Frontline and owns 49.05% of the voting rights. In total 110,730 RSUs have been transferred to the beneficiaries out of treasury shares. On April 1, 2023, the Supervisory Board granted 120,079 RSUs within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2023) and will be settled in shares. As of December 31, 2023, all RSUs were vested due to the change of control whereby CMB acquired the voting rights of Frontline. All RSUs have been transferred to the beneficiaries out of treasury shares.

Properties
The Company subleases office space in its London, United Kingdom office, through its subsidiary Euronav (UK) Agencies Limited, pursuant to a sublease agreement, dated September 25, 2014, with Tankers (UK) Agencies Limited, a 50-50 joint venture with International Seaways. Under this sublease, the Company received in 2023 a rent of $66,677 (2022: $216,040). This sublease expired on April 27, 2023.
Transactions with subsidiaries and joint ventures
The Group has supplied funds in the form of shareholder's advances to some of its joint ventures at pre-agreed conditions (see below and Note 27).
On March 24, 2022, the Suezmax Bari was sold for $21.5 million. A gain on the sale of $3.3 million (CMB.TECH's share) was recorded in the joint venture company. The vessel was delivered to her new owners during the second quarter of 2022. Following this sale, the shareholders loan to Bari Shipholding Ltd. was repaid and the remaining amount was written-off.
Balances and transactions between the Group and its subsidiaries have been eliminated on consolidation and are not disclosed in this note. Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of and for the year ended December 31, 2023
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
Bari Shipholding Ltd	46	—	850	—	—
Bastia Shipholding Ltd	—	—	—	—	150
Tankers Agencies (UK) Ltd	—	103	—	—	—
Total	46	103	850	—	150

As of and for the year ended December 31, 2024
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

Bari Shipholding Ltd	—	—	850	14	—
Bastia Shipholding Ltd	—	—	—	—	150
Tankers Agencies (UK) Ltd	63	—	—	—	—
be Hydro BV	—	—	903	—	—
JPN H2Ydro CO. Ltd	15	—	6,690	—	—
FRS Windcat Offshore Logistics GmbH	5	—	3,688	117	—
TSM Windcat	30	—	5,238	104	—
Total	112	—	17,369	235	150